Note 10 - Options and Warrants to Purchase Common Stock - Significant Assumptions Relating to the Valuation of Stock Options (Details) - Employee Stock Option [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend Yield	0.00%	0.00%	0.00%
Minimum [Member]
Expected Life (in years) (Year)	2 years 175 days	2 years 182 days	2 years
Expected Volatility	163.73%	114.98%	65.49%
Risk Free Interest Rate	2.54%	1.38%	0.76%
Maximum [Member]
Expected Life (in years) (Year)	2 years 350 days	6 years 98 days	9 years 7 days
Expected Volatility	177.59%	167.28%	65.49%
Risk Free Interest Rate	2.62%	2.26%	1.78%